May 4, 2009

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	Wilshire Mutual Funds, Inc. (“Registrant”) File Nos. 033-50390 and 811-07076

To The Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus and Statement of Additional Information, both dated May 1, 2009, as filed on April 30, 2009 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,

/s/Jennifer M. Goodman

Jennifer M. Goodman

JMG